Cash and deposits with financial institutions	9 Months Ended
Jul. 31, 2026
Text Block [Abstract]
Cash and deposits with financial institutions
5.	Cash and deposits with financial institutions

	As at
($ millions)	July 31 2026		April 30 2026		October 31 2025
Cash and non-interest-bearing deposits with financial institutions	$10,329		$9,103		$10,256
Interest-bearing deposits with financial institutions	52,126		70,198		55,711
Total	$62,455	(1)	$79,301	(1)	$65,967	(1)
(1)	Net of allowances of $3 (April 3 0 , 2026 – $3; October 31, 2025 – $4).
The Bank is required to maintain balances with central banks, other regulatory authorities and certain counterparties and these amounted to $6,024 million (April 30, 2026 – $5,720 million; October 31, 2025 – $6,759 million) and are included above.